  As filed with the Securities and Exchange Commission on September 19, 2000


                          Investment Company Act Registration No. 811-09999
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              -------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                        Pre-Effective Amendment No.                     [_]

                        Post-Effective Amendment No.                    [_]

                                    and/or

                       REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                  [x]

                                Amendment No. 1                         [x]

                       (Check appropriate box or boxes)

                              -------------------

                        PRUDENTIAL CORE INVESTMENT FUND


              (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (973) 367-3028

                              Robert C. Rosselot
                             Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)


===============================================================================

                        Prudential Core Investment Fund
                          Short-Term Bond Series
                          Short-Term Municipal Bond Series
                          National Municipal
                           Money Market Series
                          Taxable Money Market Series
                          Government Money Market Series
                          Treasury Money Market Series
                        _________________________________________

                        PROSPECTUS:  September 18, 2000




     As with all mutual funds, the
     Securities and Exchange
     Commission has not approved or
     disapproved the Fund's shares
     nor has the SEC determined that
     this prospectus is complete or
     accurate.  It is a criminal offense
     to state otherwise





                                                [LOGO OF PRUDENTIAL INVESTMENT]

-------------------------------------------------------------------------------

     Table of Contents
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

      4   Risk/Return Summary

          Short-Term Bond Series:
      5   Investment Objective and Principal Strategies
      5   Principal Risks
      6   Evaluating Performance
      6   Fees and Expenses

          Short-Term Municipal Bond Series:
      8   Investment Objective and Principal Strategies
      8   Principal Risks
     10   Evaluating Performance
     10   Fees and Expenses

          National Municipal Money Market Series:
     12   Investment Objective and Principal Strategies
     12   Principal Risks
     13   Evaluating Performance
     13   Fees and Expenses

          Taxable Money Market Series:
     15   Investment Objective and Principal Strategies
     15   Principal Risks
     17   Evaluating Performance
     17   Fees and Expenses

          Government Money Market Series:
     19   Investment Objective and Principal Strategies
     19   Principal Risks
     20   Evaluating Performance
     20   Fees and Expenses

          Treasury Money Market Series:
     22   Investment Objective and Principal Strategies
     22   Principal Risks
     23   Evaluating Performance
     23   Fees and Expenses

     25   How the Fund Invests

     25   Short-Term Bond Series: Investment Objective and Policies

     27   Short-Term Municipal Bond Series: Investment Objective and
          Policies

     29   National Municipal Money Market Series: Investment Objective and
          Policies

     31   Taxable Money Market Series: Investment Objective and Policies

     33   Government Money Market Series: Investment Objective and Policies

     35   Treasury Money Market Series: Investment Objective and Policies

     37   Other Investments and Strategies

     39   Investment Risks

     41   How the Fund is Managed
     41   Manager
     41   Investment Adviser
     41   Portfolio Managers
     42   Distributor

     43   Fund Distributions and Tax Issues
     43   Distributions
     43   Tax Issues

     44   How to Buy and Sell Shares of the Fund
     44   How to Buy Shares
     44   How to Sell Shares


           For More Information (Back Cover)

Risk/Return Summary

This prospectus provides information about the Prudential Core Investment Fund (the Fund), which consists of six separate series--the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Taxable Money Market Series, the Government Money Market Series and the Treasury Money Market Series (each, a Series). While the Series have some common attributes, each one has its own portfolio managers, investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Series separately, while other sections address two or more Series at the same time.

     In sections that concern one particular Series as identified in the section heading, "the Series" refers to the particular Series.

     Shares of each Series are available for purchase only by investment companies managed by Prudential Investments Fund Management LLC and certain current and future investment advisory clients of The Prudential Investment Corporation that can rely on an Order issued by the Securities and Exchange Commission that permits their joint investment in Series of the Fund. The Fund and its Series are managed in compliance with the terms and conditions of the Order.

     This section highlights key information about each Series. Additional information follows this summary.

SHORT-TERM BOND SERIES
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is income consistent with relative stability of principal. This means we look for investments that we think will provide a high level of current income, but which are expected to experience minimal fluctuation in value. To achieve our objective, we invest primarily in money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities, (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, and other short-term debt obligations. The Series will invest primarily in debt obligations with a remaining average life of three years or less. While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks

Although we try to invest wisely, all investments involve risk. Since the Series invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations generally are subject to credit risk---the risk that the issuer may be unable to make principal and interest payments when they are obligated to do so, as well as market risk---the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Series' investment in asset-backed securities are also subject to prepayment risk---the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.

     There is also risk involved in the investment strategies we may use. The Series may use alternative investment strategies, such as derivatives to attempt to improve the Series' return or protect its assets. The use of derivatives involves the investment adviser attempting to predict whether an underlying investment will go up or down at a future date. These derivative strategies may present above average risk. Derivatives may not fully offset the underlying positions and this could result in losses to the Series that would not otherwise have occurred. Using derivatives can be costly and derivatives can be volatile, possibly resulting in magnified losses and missed opportunities.

    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk/Return Summary

Evaluating Performance

A number of factors - including risk - affect how the Series performs. Past performance does not mean that the Series will achieve similar results in the future.

Fees and Expenses of the Series

These tables show the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Series.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)                        None
Maximum deferred sales charge (load) (as a
 percentage of the lower of original purchase
 price or sale proceeds)                                              None

Maximum sales charge (load) imposed on
 reinvested dividends and other distributions                         None
Redemption fees                                                       None
Exchange fee                                                          None



        Annual Series Operating Expenses (deducted from Series assets)*


Management fees                                                         0%
+ Distribution (12b-1) fees
                                                                      None

+ Other expenses                                                        0% /1/
= Total annual Series operating expenses                                0%*

______________
/1/ Other expenses are based on estimated amounts for the current fiscal year.

* Because this Series is not yet available for investment, no expense information is provided.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                    1 YR      3 YRS
Short-Term Bond

 Series shares      $ N/A     $ N/A

SHORT-TERM MUNICIPAL BOND SERIES
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is a high level of current income exempt from federal income taxes. To achieve our objective, we invest primarily in selected short-term municipal bonds and notes of medium quality. The municipal bonds and notes which we may purchase include general obligation and limited obligation or revenue bonds, as well as municipal bonds, all of which we collectively refer to as "municipal debt obligations." General obligation bonds are secured by the municipal issuer's pledge of its faith, credit and taxing power for payment of principal and interest. Revenue bonds rely on the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise or other specific revenue source. Municipal notes include tax, revenue or bond anticipation notes, which are issued to obtain funds for various public purposes.

     The Series may invest in municipal debt obligations of medium quality, that is, obligations of municipal issuers that possess adequate but not outstanding capacities to service their debt. The Series may invest, without limitation, in municipal debt obligations rated A and Baa by Moody's Investors Service and A and BBB by Standard & Poor's Ratings Group, as well as municipal debt obligations that are not rated, but which the Series' investment adviser deems to be of equivalent quality. The Series will invest primarily in municipal debt obligations that have a remaining average life of three years or less. The Series may also buy and sell financial futures and options on futures for the purpose of hedging its securities portfolio or to enhance the Series' returns. While we make every effort to achieve our objective, we can't guarantee success.

     The interest on certain municipal debt obligations that we may purchase may be considered a preference item for purposes of the federal alternative minimum tax. This means that certain investors who receive distributions from the Series will be subject to federal income taxes on such distributions. Shareholders should consult with their tax adviser regarding the applicability of the federal alternative minimum tax.

Principal Risks

Although we try to invest wisely, all investments involve risk. Since the Series invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to credit risk---the risk that the issuer may be unable to make principal and interest payments when they are due, as well as market risk---the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Series' investment in municipal asset-backed securities are also subject to prepayment risk---the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.

     The value of medium quality municipal debt obligations is more likely to react to developments affecting credit or market risk than higher rated obligations.

     There is also risk involved in the investment strategies we may use. The Series may use alternative investment strategies, such as derivatives to attempt to improve the Series' return or protect its assets. The use of derivatives involves the investment adviser attempting to predict whether an underlying investment will go up or down at a future date. Using derivatives can be costly and derivatives can be volatile, possibly resulting in magnified losses and missed opportunities.

     There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Series could lose value, and you could lose money.

     An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk/Return Summary

Evaluating Performance

A number of factors - including risk -affect how the Series performs. Past performance does not mean that the Series will achieve similar results in the future.

Fees and Expenses of the Series
These tables show the fees and expenses that you may pay if you buy and hold shares of the Short-Term Municipal Bond Series.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)                        None
Maximum deferred sales charge (load) (as a
 percentage of the lower of original purchase
 price or sale proceeds)
                                                                      None
Maximum sales charge (load) imposed on
 reinvested dividends and other distributions                         None
Redemption fees                                                       None
Exchange fee                                                          None

        Annual Series Operating Expenses (deducted from Series assets)*


Management fees                                                         0%
+ Distribution (12b-1) fees
                                                                      None
+ Other expenses                                                        0%/2/

= Total annual Series operating expenses                                0%*

_________________
/2/ Other expenses are based on estimated amounts for the current fiscal year.

* Because this Series is not yet available for investment, no expense information is provided.

Example

This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 YR      3 YRS
Short-Term Municipal

 Bond Series shares    $ N/A     $ N/A

NATIONAL MUNICIPAL MONEY MARKET SERIES
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is current income exempt from federal income taxes, preservation of capital and the maintenance of liquidity. This means we look for investments that we think will provide a high level of tax-exempt current income. To achieve our objective, we invest in short-term debt obligations issued by state and local governments, municipal commercial paper, variable rate demand obligations, and municipal asset-backed securities. The Series will invest only in instruments that mature in thirteen months or less and which are denominated in U.S. dollars. While we make every effort to achieve our objective and maintain a net asset value of $1 per share we can't guarantee success.

     The interest on certain municipal debt obligations that we may purchase may be considered a preference item for purposes of the federal alternative minimum tax. This means that certain investors who receive distributions from the Series will be subject to federal income taxes on such distributions. Shareholders should consult with their tax adviser regarding the applicability of the federal alternative minimum tax.

Principal Risks

Although we try to invest wisely, all investments involve risk. Since the Series invests in debt obligations, there is the risk that the value o f a particular obligation could go down. Debt obligations are generally subject to credit risk---that the issuer may be unable to make principal and interest payments when they are due, as well as market risk---the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Series' investment in municipal asset-backed securities are also subject to prepayment risk---the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Series to reinvest in lower yielding obligations.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.Like any mutual fund, an investment in the Series could lose value, and you could lose money.

     An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of an investment at $1 per share, it is possible tor lose money by investing in the Series.

Risk/Return Summary

Evaluating Performance

A number of factors - including risk -affect how the Series performs. Past performance does not mean that the Series will achieve similar results in the future.

Fees and Expenses of the Series
These tables show the fees and expenses that you may pay if you buy and hold shares of the National Municipal Money Market Series.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)                  None
Maximum deferred sales charge (load) (as a
 percentage of the lower of original purchase
 price or sale proceeds)                                        None

Maximum sales charge (load) imposed on
 reinvested dividends and other distributions                   None
Redemption fees                                                 None
Exchange fee                                                    None



        Annual Series Operating Expenses (deducted from Series assets)*


Management fees                                                         0%
+ Distribution (12b-1) fees                                           None
+ Other expenses                                                        0%/3/
= Total annual Fund operating expenses                                  0%*


___________________
/3/ Other expenses are based on estimated amounts for the current fiscal year.

* Because this Series is not yet available for investment, no expense information is provided.

Example

This example will help you compare the cost of investing in the Series with cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YR       3 YRS
National Municipal

Money Market Series shares    $ N/A      $ N/A

          TAXABLE MONEY MARKET SERIES
          INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

          Our investment objective is current income consistent with the preservation of capital and the maintenance of liquidity. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Series will invest only in instruments that mature in thirteen months or less and which are denominated in U.S. dollars. While we make every effort to achieve our objective and maintain a net asset value of $1 per share we can't guarantee success.

          Principal Risks

          Although we try to invest wisely, all investments involve risk. Since the Series invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to credit risk__the risk that the issuer may be unable to make principal and interest payments when they are due, as well as market risk__the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt.

               The Series' investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities. With respect to the Series' investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income. The Series' investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

               There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share. Like any mutual fund, an investment in the Series could lose value, and you could lose money.

               An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of an investment at $1 per share, it is possible or lose money by investing in the Series.

          Risk/Return Summary

          Evaluating Performance

          A number of factors - including risk - affect how the Series performs. Past performance does not mean that the Series will achieve similar results in the future.

          Fees and Expenses of the Series

          These tables show the fees and expenses that you may pay if you buy and hold shares of the Taxable Money Market Series.

          Shareholder Fees (paid directly from your investment)

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)               None

Maximum deferred sales charge (load) (as a
percentage of the lower of original purchase
price or sale proceeds)                                     None


Maximum sales charge (load) imposed on
reinvested dividends and other distributions                None


Redemption fees                                             None
Exchange fee                                                None


        Annual Series Operating Expenses (deducted from Series assets)

Management fees                                            0.02%
+ Distribution (12b-1)
                                                            None

+ Other expenses                                           0.03%/4/
= Total annual Fund operating expenses                     0.05%

          ________________
          /4/ Other expenses are based on estimated amounts for the current fiscal year.

          Example

          This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                   1 YR       3 YRS
          Taxable Money

           Market Series shares    $ 5        $ 16

          GOVERNMENT MONEY MARKET SERIES
          INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

          Our investment objective is current income consistent with the preservation of capital and the maintenance of liquidity. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments issued by the U.S. Government, its agencies and intrumentalities, including mortgage-backed securities issued by U.S. Government agencies. The Series will invest only in instruments that mature in thirteen months or less and which are denominated in U.S. dollars. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.

          Principal Risks

          Although we try to invest wisely, all investments involve risk. Since the Series invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations of the U.S. Government are generally subject of the market risk, risk that the securities could lose value because of interest rate change.

               There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share. Like any mutual fund, an investment in the Series could lose value, and you could lose money.

               An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Series.

          Risk/Return Summary

          Evaluating Performance

          A number of factors - including risk - affect how the Series performs. Past performance does not mean that the Series will achieve similar results in the future.

          Fees and Expenses of the Series
          Tables show the fees and expenses that you may pay if you buy and hold shares of the Government Money Market Series.

          Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)               None
Maximum deferred sales charge (load) (as a
percentage of the lower of original purchase
price or sale proceeds)                                     None


Maximum sales charge (load) imposed on
reinvested dividends and other distributions                None
Redemption fees                                             None
Exchange fee                                                None

        Annual Series Operating Expenses (deducted from Series assets)*

Management fees                                               0%
+ Distribution (12b-1) fees                                 None

+ Other expenses                                              0%/5/
= Total annual Series operating expenses                      0%*


          ____________________
          /5/ Other expenses are based on estimated amounts for the current fiscal year.

          * Because this Series is not yet available for investment, no expense information is provided.

          Example

          This example will help you compare the cost of investing in the Series in the Series with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                   1 YR      3 YRS
          Government Money

          Market Series shares     $ N/A     $ N/A

          TREASURY MONEY MARKET SERIES
          INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

          Our investment objective is current income consistent with the preservation of capital and the maintenance of liquidity. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments issued by the U.S. Treasury, which are backed by the full faith and credit of the United States. The Series will invest only in instruments that mature in thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.

          Principal Risks

          Although we try to invest wisely, all investments involve risk. Since the Series invests in debt .obligations, there is the risk that the value of a particular obligation could go down. Debt obligations of the U.S. Treasury are generally subject to market risk - the risk that the securities could lose value because of interest rate changes.

               There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share. Like any mutual fund, an investment in the Series could lose value, and you could lose money.

               An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Series.

          Risk/Return Summary

          Evaluating Performance

          A number of factors - including risk - affect how the Series performs. Past performance does not mean that the Series will achieve similar results in the future.

          Fees and Expenses of the Series
          These tables show the fees and expenses that you may pay if you buy and hold shares of the Treasury Money Market Series.

          Shareholder Fees (paid directly from your investment)

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)               None
Maximum deferred sales charge (load) (as a
percentage of the lower of original purchase
price or sale proceeds)                                     None


Maximum sales charge (load) imposed on
reinvested dividends and other distributions                None
Redemption fees                                             None
Exchange fee                                                None

          Annual Series Operating Expenses (deducted from Series assets)*

Management fees                                               0%
+ Distribution (12b-1) fees                                 None

+ Other expenses                                              0%/6/
= Total annual Series operating expenses                      0%*

          ______________
          /6/ Other expenses are based on estimated amounts for the current fiscal year.

          * Because this Series is not yet available for investment, no expense information is provided.

          Example

          This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, our costs would be:

                                   1 YR       3 YRS
          Treasury Money

           Market Series shares    $ N/A      $ N/A

          How the Fund Invests

          SHORT-TERM BOND SERIES: INVESTMENT OBJECTIVE AND POLICIES

          The investment objective of this Series is income consistent with relative stability of principal. This means we seek investments that will provide high current income, but which are expected to experience minimal fluctuation in value. We invest primarily in money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (U.S. Treasury bills, notes and bonds, mortgage-backed securities, asset-backed securities, and other short-term debt obligations. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

               The Series will invest at least 65% of its total assets in debt obligations with a remaining average life of three years or less. For purposes of this percentage limitation, the investments may include obligations that have stated maturities in excess of three years, but which have a remaining average life not exceeding three years.

               The money market obligations that the Series may purchase will be rated in one of the two highest quality rating categories by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Services (rated at least MIG -2 or P-2) or Standard & Poors Ratings Group (rated at least SP-1 or A-2). For bonds and other fixed income debt obligations, the Series may purchase only obligations that are rated as "investment grade" by an NRSRO. This means that the obligation has received one of the four highest rating by a NRSRO. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

               From time to time we may invest up to 35% of the Series' total assets in debt obligations with remaining maturities in excess of three years. These obligations may offer higher interest rates, but may also be more sensitive to interest rate changes. This means that the net asset value of shares of the Series may be more susceptible to principal fluctuations.

               A mortgage-backed security is a security that is backed by mortgage obligations. Investors in these securities receive payments of interest, principal or both interest and principal on the underlying mortgages. An asset-backed security is a loan, note or other investment that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

               Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that longer-term securities can be purchased because of our expectation that we can demand repayment of the obligation at an agreed price within a relatively short period of time.

               Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

               The Board of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Series, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Series. To obtain a copy, see the back cover page of this prospectus.

          How the Fund Invests

          SHORT-TERM MUNICIPAL BOND SERIES: INVESTMENT OBJECTIVE AND POLICIES

          The investment objective of this Series is a high level of current income exempt from federal income taxes. We invest primarily in municipal debt obligations (defined above) of medium quality. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

               The Series will invest at least 65% of its total assets in municipal debt obligations with a remaining average life of three years or less. For purposes of this percentage limitation, the investments may include municipal debt obligations that have stated maturities in excess of three years, but which have remaining maturities not exceeding three years. Interest on certain municipal debt obligations may be a preference item for purposes of the federal alternative minimum tax (AMT Paper), which means that certain investors who receive distributions from the Series will be subject to federal income taxes on such distributions. The Series may invest in AMT Paper without limit.

               The Series may purchase obligations that are rated as "medium grade" by a nationally recognized statistical rating organization (NRSRO), which means that the obligation is rated as being neither highly protected nor poorly secured. The ability of the issuer to make the interest and principal payments on these municipal debt obligations appears adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such obligations lack outstanding investment characteristics and in fact have speculative characteristics as well. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

               The Series may also invest in inverse floaters, zero coupon municipal securities, and money market obligations. Inverse floaters are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. The price of an inverse floater will be considerably more volatile than that of a fixed-rate bond. Zero coupon municipal securities do not pay current interest, but are purchased at a discount from their face value. The Series may only purchase money market obligations rated in one of the two highest quality rating categories by a NRSRO.

               From time to time, we may invest up to 35% of the Series' total assets in debt obligations with remaining maturities in excess of three years. These obligations may offer higher interest rates, but may also be more sensitive to interest rate changes, which means that the net asset value of shares of the Series may be more susceptible to principal fluctuations.

               Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because of our expectation that we can demand repayment of the obligation at an agreed price within a relatively short period of time.

               The Board of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Series, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Series. To obtain a copy, see the back cover page of this prospectus.

How the Fund Invests

NATIONAL MUNICIPAL MONEY MARKET SERIES: INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Series is current income exempt from federal income taxes, preservation of capital and maintenance of liquidity. This means we seek investments that will provide a high level of tax-exempt current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

     We invest in a diversified portfolio of short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their respective political subdivisions. The interest on these debt obligations is wholly exempt from federal income tax. The exemption from federal income tax is supported by an opinion of counsel to the issuer. These securities are generally known as "Municipal Bonds" or "Municipal Notes." Interest on certain Municipal Bonds and Municipal Notes may be a preference item for purposes of the federal alternative minimum tax (AMT Paper), which means that certain investors who receive distributions from the Series will be subject to federal income taxes on such distributions. The Series may invest in AMT Paper without limit.

     The Series invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; or (ii) if unrated, of comparable quality as determined by the Series' investment adviser.

     Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that are subject to demand features, which provide liquidity and allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that longer-term securities can be purchased because of our expectation that we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.

     The Series' investments may include variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by financial institutions. The VRDOs in which the Series may invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest on a short notice period, not exceeding seven days. Participating VRDOs provide the Series with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the Participating VRDOs from the financial institution on a short notice period, not exceeding seven days. There is a possibility, because of default or insolvency, that the demand features of VRDOs or Participating VRDOs may not be honored.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

     Any of the money market instruments that the Series may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "puts" and are acquired by the Series to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and, in the case of liquidity puts, to shorten the effective maturity of the security. One form of liquidity puts consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." Tender option bonds are the functional equivalent of ordinary variable or floating rate obligations.

     The Board of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Series, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI-- contains more information about the Series.

How the Fund Invests

TAXABLE MONEY MARKET SERIES: INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Series is current income consistent with the preservation of capital and the maintenance of liquidity. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

     We invest in a diversified portfolio of short-term debt obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal notes.

     The Series invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; or (ii) if unrated, of comparable quality as determined by the Series' investment adviser. All securities that we purchase will be denominated in U.S. dollars.

     Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Certificates of deposit, time deposits, bankers' acceptances and bank notes are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

     Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because of our expectation that we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.

     Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

     Any of the money market instruments that the Series may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "puts" and are acquired by the Series to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and, in the case of liquidity puts, to shorten the effective maturity of the security.

     The Board of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Series, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI-- contains more information about the Series.

How the Fund Invests

GOVERNMENT MONEY MARKET SERIES: INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Series is current income consistent with the preservation of capital and the maintenance of liquidity. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

     We invest in a diversified portfolio of short-term debt obligations issued by the U.S. Government, its agencies and instrumentalities.

     The Series invests in money market instruments, U.S. Government and its agencies to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Investment Company Act Rule 2a-
7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose includes all short-term debt obligations of the U.S. Government, its agencies and instrumentalities, in which the Series may invest.

     Debt obligations issued or guaranteed by the U.S. Government and government-related entities include debt securities backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

     Any of the money market instruments that the Series may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "puts" and are acquired by the Series to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and, in the case of liquidity puts, to shorten the effective maturity of the security.

     The Board of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Series, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI-- contains more information about the Series.

How the Fund Invests

TREASURY MONEY MARKET SERIES: INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Series is current income consistent with the preservation of capital and the maintenance of liquidity. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

     We invest in a diversified portfolio of short-term debt obligations issued by the U.S. Treasury that are backed by the full faith and credit of the United States.

     The Series invests in U.S. Treasury money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose includes all short-term debt obligations of the U.S. Treasury in which the Series may invest.

     Debt securities issued by the U.S. Treasury have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government. Brokerage firms sometimes "strip" down Treasury debt securities are sometimes "stripped" into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amounts borrowed. These stripped securities are sold to investors separately. Stripped securities do not make periodic interest payments, but they are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Series may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature. The Series may also invest in Treasury Inflation Protected Securities, known as "TIPS," if these securities are deemed to comply with the requirements of Rule 2a-7.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

     Any of the money market instruments that the Series may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "puts" and are acquired by the Series to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and, in the case of liquidity puts, to shorten the effective maturity of the security.

     The Board of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Series, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI-- contains more information about the Series.

How the Fund Invests

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also use the following investment strategies to try to increase the Series' returns or protect their assets if market conditions warrant.

Joint Trading Accounts
Each Series intends to participate in one or more joint trading accounts whereby the Series, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and jointly purchase money market instruments and short-term investment securities. The ability of the Series to participate in these joint trading accounts will be conditioned upon requirements imposed by an Order received from the Securities and Exchange Commission, as may be amended from time to time.

Repurchase Agreements
Each Series (except Treasury Money Market Series) intends to use repurchase agreements, where a party agrees to sell a security to a Series and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for a Series. A Series will only enter into these repurchase agreements with parties whom we believe can honor their obligations in the transactions.

Reverse Purchase Agreements
Each Series may use reverse repurchase agreements where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.

When-Issued and Delayed Delivery Securities
Each Series may also purchase money market or other obligations on a "when-issued" or "delayed-delivery" basis. When a Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. A Series does not earn interest income until the date the obligations are delivered.

Floating and Variable Rate Securities
Each Series may purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return a Series will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to a Series.

Additional Strategies
Each Series also follows certain policies when it borrows money (a Series may borrow up to 33 1/3% of the value of its total assets); lends its securities to others (each Series may lend up to 33 1/3% of its total assets, including collateral received in the transaction); and holds illiquid securities (each Series, except Short-Term Bond Series and Short-Term Municipal Bond Series, may hold up to 10% of its net assets in securities, including certain restricted securities, which do not have a readily available market, repurchase agreements with maturities longer than seven days and VRDOs or Participating VRDOs with notice periods for demand of unpaid principal and accrued interest exceeding seven days; Short-Term Bond Series and Short-Term Municipal Bond Series may each hold up to 15% of its respective net assets in such illiquid securities). Each Series is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

Derivative Strategies
We may use a number of alternative investment strategies including derivatives to try to improve the Short-Term Bond Series' and the Short-Term Municipal Bond Series' returns and to protect their respective assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that either Series will not lose money. Derivatives such as futures, options and options on futures involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment a security, market index, currency, interest rate or some other investment will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent, with the Short-Term Bond Series' or the Short-Term Municipal Bond Series' overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives that either the Short-Term Bond Series or the Short-Term Municipal Bond Series may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Series, Their Investments and Risks."

How the Fund Invests

Investment Risks

As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal investments each Series may make. See, ____, "Description of the Series, The Investments and Risks" in the SAI.

---------------------------------------------------------------------------------------------
 Investment Type
 ---------------------------
 % of Fund's Total Assets                Risks                       Potential Rewards
 ---------------------------  -----------------------------    ------------------------------
 High-quality money market    . Credit risk-the risk that      . Regular interest income
 obligations of all             the borrower can't pay back    . Generally more secure than
 types                          the money borrowed or make       stock and equity securities
 ---------------------------    interest payments or, in the     since corporate issuers must
 All Series (including          case of VRDOs and                pay their debts before
 investment grade bonds for     Participating VRDOs, that        paying stockholders
 Short- Term Bond Series):      the issuer of a put may not
 Up to 100%                     be able to meet its
                                obligation to purchase the
                                underlying security.

                              . Market risk - the risk that
                                the obligations may lose
                                value because interest rates
                                change or there is a lack of
                                confidence in borrowers in
                                general

 --------------------------------------------------------------------------------------------
 Medium-quality
 municipal debt
 obligations
 --------------------------
 Short-Term Municipal Bond    . Lower-rated debt obligations   . Investors may realize higher
 Series:                        (junk bonds) are more            returns based upon higher
 Up to 100%                     volatile than higher-rated       interest rates paid on
                                securities and demonstrate       lower-rated debt obligations
                                greater credit and market
                                risk
 --------------------------------------------------------------------------------------------
 Foreign securities           . Foreign markets, economies     . Investors can participate in
 ------------------             and political systems may        the growth of foreign
 Short- Term Bond Series and    not be as stable as in the       markets and companies
 Taxable Money Market           U.S.                             operating in those
 Series: Up to 100%

                                                                 markets
                              . Currency risk-changing         . Opportunities for
                                values of foreign currencies     diversification
                              . May be less liquid than U.S.
                                stocks and bonds
                              . Differences in foreign laws,
                                accounting standards and
                                public information
                              . Year 2000 conversion may be
                                more of a problem for some
                                foreign issuers
 Derivatives
---------------------------
 Short-Term Bond Series,      . Derivatives such as futures,   . The Series could make money
 Short-Term Municipal Bond      options and options on           and protect against losses
 Series:                        futures may not fully offset     if the investment analysis
 Up to 100%                     the underlying positions and     proves correct
                                this could result in losses
                                to the Series that would not
                                have otherwise occurred
                              . Derivatives used for risk      . Derivatives that involve
                                management may not have the      leverage could generate
                                intended effects and may         substantial gains at low cost
                                result in losses or missed     . One way to manage the
                                opportunities                    Series' risk/return balance
                                The counterparty to a            is by locking in the value
                                derivatives contract could       of an investment ahead of
                                default                          time
 Illiquid Securities
----------------------------
 Short-Term Bond Series and   . May be difficult to value      . May offer a more attractive
 Short-Term Municipal Bond    . May be difficult to sell at      yield or potential for
 Series: Up to 15% of net       the time or place desired        growth than more widely
 assets                                                          traded securities
 All other Series: Up to 10%
 of net assets

How the Fund is Managed

MANAGER
Prudential Investments Fund Management LLC (PIFM)
Gateway Center Three, 100 Mulberry Street
Newark, New Jersey 07102-4077

     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs.

     As of June 30, 2000, PIFM served as the Manager to all 42 of the Prudential Mutual Funds, and as Manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $76 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation (PIC), called Prudential Investments, is the investment adviser to each Series (the subadviser). Its address is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102. PIFM is responsible for all investment advisory services, supervises the subadviser and reimburses the subadviser for its reasonable costs and expenses.

Portfolio Managers
Short-Term Bond Series
    (This Series is not currently available for investment.

Short-Term Municipal Bond Series
(This Series is not currently available for investment.)

National Municipal Money Market Series, Taxable Money Market Series, Government Money Market Series, and Treasury Money Market Series
Each of the National Municipal Money Market Series, Taxable Money Market Series, Government Money Market Series, and Treasury Money Market Series is a money market mutual fund managed by a portfolio manager employed by the subadviser, and supported by a group of research analysts.

     Prudential Investments fixed income group has organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive any compensation from the Fund for distributing its shares.

Fund Distributions

Investors who buy shares of a Series should be aware of some important tax issues. For example, each Series distributes dividends and capital gains, if any, to shareholders. These distributions are subject to taxes.

The following briefly discusses some of the important tax issues that should be considered, but is not meant to be tax advice

Distributions
Each Series distributes dividends of any net investment income to shareholders every month. The dividends received from a Series will be taxed as ordinary income, whether or not they are reinvested in the Series.

     Although none of the Series is likely to realize capital gains because of the types of securities we purchase, any capital gains will be paid to shareholders (typically once a year). Capital gains are generated when the Series sells assets for a profit.

     Distributions of dividends and capital gains are automatically reinvested in the Series.

Tax Issues
Fund distributions are generally taxable in the year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

How to Buy and Sell Shares of the Series

How to Buy Shares
Shares of the Fund and each Series are available only to investment companies managed by PIFM and certain investment advisory clients of the subadviser that have received an Order issued by the Securities and Exchange Commission that allows them to invest in the Fund. The purchase of shares of the Fund is subject to the terms and conditions set forth in the Order.

How to Sell Shares
When a shareholder sells shares of a Series--also known as redeeming shares--the price the shareholder will receive will be the NAV next determined after the Fund's Transfer Agent, Prudential Mutual Fund Services LLC, receives the order to sell. We must receive an order to sell by 4:15 p.m. New York Time to process the sale on that day.

     Generally, we will pay for the shares that are sold within seven days after the Transfer Agent receives the sell order.

Financial Highlights

The financial highlights will help a shareholder evaluate the financial performance of each Series. The total return in each chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. Because the Fund is new, there are no financial statements as of the date of this Prospectus.

Additional performance information for each Series is contained in the annual report.

For More Information

Additional information about the Fund and each Series can be obtained without charge and can be found in the following documents:

Statement of Additional Information (SAI)
 (incorporated by reference into this prospectus)

Annual Report

Semi-Annual Report


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1(800) SEC-0330.)

Via the Internet on the EDGAR database at:
http://www.sec.gov

______________________________________________

Investment Company Act File No:  811-09999

                        PRUDENTIAL CORE INVESTMENT FUND
                      Statement of Additional Information

                           dated September 18, 2000



     Prudential Core Investment Fund (the Fund), an open-end, diversified, management investment company, is offered in six series: Short-Term Bond Series, Short-Term Municipal Bond Series, National Municipal Money Market Series, Taxable Money Market Series, Government Money Market Series, and Treasury Money Market Series (each a Series and collectively, the Series). Each Series operates as a separate fund with similar investment objectives and similar policies designed to meet its investment goals. The investment objective of Short-Term Bond Series is income consistent with relative stability of principal. The investment objective of Short-Term Municipal Bond Series is to seek a high level of current income exempt from federal income taxes. The investment objective of National Municipal Money Market Series is current income exempt from federal income taxes, preservation of capital and the maintenance of liquidity. The investment objective of each of Taxable Money Market Series, Government Money Market Series and Treasury Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that any Series' investment objective will be achieved. See "How the Fund Invests" in the Prospectus and "Description of the Series, their Investments and Risks."

     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and its telephone number is (800) 225-1852.

     This Statement of Additional Information sets forth information about each of the Series. This Statement of Additional Information is not a prospectus and should be read in conjunction with the combined Prospectus for the Series, dated September 18, 2000, a copy of which may be obtained from the Fund upon request.

                               TABLE OF CONTENTS




                                                                                       Page
                                                                                      ------
Fund History........................................................................     B-2
Description of the Series, their Investments and Risks..............................     B-2
Investment Restrictions.............................................................     B-8
Management of the Fund..............................................................    B-13
Control Persons and Principal Holders of Securities.................................    B-17
Investment Advisory and Other Services..............................................    B-17
Brokerage Allocation and Other Practices............................................    B-19
Securities and Organization.........................................................    B-19
Purchase and Redemption of Fund shares..............................................    B-20
Net Asset Value.....................................................................    B-20
Taxes, Dividends and Distributions..................................................    B-21
Performance Information.............................................................    B-22
Appendix I - Description of Ratings.................................................     I-1
Appendix II - General Investment Information........................................    II-1

--------------------------------------------------------------------------------

                                  FUND HISTORY

     The Fund was organized under the laws of Delaware on April 23, 1999, as an unincorporated business trust.

             DESCRIPTION OF THE SERIES, THEIR INVESTMENTS AND RISKS

     (a) Classification. The Fund is a diversified open-end management investment company.

     (b)  Investment Strategies and Risks.

     The investment objective of Short-Term Bond Series is income consistent with relative stability of principal. The investment objective of Short-Term Municipal Bond Series is a high level of current income exempt from federal income taxes. The investment objective of National Municipal Money Market Series is current income exempt from federal income taxes, preservation of capital and the maintenance of liquidity. The investment objective of each of Taxable Money Market Series, Government Money Market Series and Treasury Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. While the principal investment policies and strategies for seeking to achieve each Series' objective are described in the Prospectus, a Series may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Series may not be successful in achieving its objective and you can lose money.

Mortgage-Backed Securities (Short-Term Bond Series Only)

     Mortgage-Related Securities Issued by U.S. Government Agencies and Instrumentalities. The Series may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Series' shares. Mortgages backing the securities which may be purchased by the Series include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Series' ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

     GNMA Certificates. Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Series may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be Federal Housing Administration (FHA) Loans or Veterans Administration (VA) Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

     FNMA Certificates. The Federal National Mortgage Association (FNMA) is a federally charted and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

     Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payment (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by the FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any government agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

     FHLMC Securities. The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

     The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificate (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payments of interest on PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

     FHLMC Certificates. FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of the FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

     FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deductions, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC Certificate group.

     The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

     Non-Agency Mortgage-Backed Securities. Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. The Fund may invest in these mortgage-backed securities issued by non-agency private issuers if they are rated at least A by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P).

     Adjustable Rate Mortgage Securities.  Adjustable rate mortgage securities
(ARMs) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin", to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMs generally moves in the same direction as market interest rates, the market value of ARMs tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMs; those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11/th/ District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11/th/ District Home Loan Bank Cost of Funds Index (often related to ARMs issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

     Collateralized Mortgage Obligations. Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule recently adopted by the Securities and Exchange Commission (Commission), and the Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company act of 1940, as amended (the Investment Company Act) on investments by the Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the Investment Company Act and (d) are not registered under the Investment Company Act as investment companies. To the extent that the Series selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Series will limit its investments in such securities in a manner consistent with the provisions of the Investment Company Act.


Municipal Debt Obligations

Each Series may purchase municipal debt obligations which include, but are not limited to, those described below. Each Series intends to invest in securities that are currently available, or which may be developed in the future, and are appropriate to allow the Series' investment adviser to pursue the Series' respective investment objectives.

     Municipal Bonds. Municipal Bonds may be general obligation or revenue bonds.

     General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Municipal Bonds are generally issued to obtain funds for various public purposes, including construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may also be issued to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities.

     Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Some municipal revenue bonds also include bonds issued through or on behalf of public authorities in order to obtain funds with which to provide privately operated housing facilities, sports facilities, pollution control facilities, convention or trade show facilities, industrial, port or parking facilities and facilities for water supply, gas, electricity or waste disposal. The bonds typically are revenue bonds and generally do not carry the pledge of the issuing authority's credit.

     Municipal Notes. Municipal Notes are short-term obligations generally with a maturity, at the time of issuance, ranging from six months to three years.
The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues, are usually general obligations of the issuing municipality or agency.

     Municipal Notes also include tax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases municipal commercial paper may be backed by letters of credit, lines of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     The Series will treat an investment in a municipal security refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the Investment Company Act's diversification requirements of Rule 2a-7.

     Municipal Asset Backed Securities. Each Series may purchase municipal asset backed securities. These securities are debt obligations, oftentimes issued through a trust or other investment vehicles, that are backed by municipal debt obligations and accompanied by a liquidity facility to comply with Rule 2a-7. These trusts or other investment vehicles represent investment companies. Unlike investments in CMOs, a Series' investment in securities of such issuers are subject to limitations imposed by the Investment Company Act.
A Series may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.


Obligations Issued or Guaranteed by the U.S. Government, its Agencies and Instrumentalities

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Series in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS).

     Each Series may also invest in Treasury Inflation Protected Securities, known as "TIPS," if these securities are deemed to comply with the requirements of Rule 2a-7.


Floating Rate and Variable Rate Securities

     Each Series may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that the rate is set as a spread to a designated base rate or index rate, such as rates on Treasury bills or LIBOR (London Interbank Offered Rate) index, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base rate or index rate.

Demand Features and/or Guarantees

     Each Series may purchase securities subject to demand features and/or guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to shorten the maturity of the underlying instrument. Second, the demand feature, if unconditional, can be used to evaluate the credit quality of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

     A guarantee is a form of unconditional credit support that may include, for example, bond insurance, a letter of credit, and an unconditional demand feature. A money market fund (including each Series except Short-Term Bond Series and Short-Term Municipal

Bond Series) holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

     Each Series may invest in securities directly issued by, or supported by, a demand feature provider or guarantor. Investment Company Act Rule 2a-7 currently limits each Series' (except Short-Term Bond Series and Short-Term Municipal Bond Series) investment in demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by or supported by second tier demand features or guarantees that are issued by the same entity. If the limitations described in Rule 2a-7 are changed, each of the Series (other than Short-Term Bond Series and Short-Term Municipal Bond Series) will comply with the amended limitation.

Lending of Securities

     Consistent with applicable regulatory requirements, each Series may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans for each Series do not exceed in the aggregate 30% of the value of the Series' respective total assets and provided that such loans are callable at any time by such Series and are at all times secured by cash or U.S. Government securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that a Series continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so securities may be voted by one or more of the Series, as applicable.

     A loan may be terminated by the borrower on one business day's notice or by a Series at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Series could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Fund. On termination of the loan, the borrower is required to return the securities to the Series, and any gain or loss in the market price during the loan would inure to that Series.

     Each Series will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Illiquid Securities

     Short-Term Bond Series and Short-Term Municipal Bond Series may not hold more than 15% of its net assets and each of the remaining money market Series may not hold more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable securities having a demand feature of longer than seven days, and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements and variable rate demand obligations ("VRDOs") subject to demand are deemed to have a maturity equal to the notice period.

Securities of Other Investment Companies

     Each Series may invest in securities of other investment companies registered under the Investment Company Act to the extent permitted by the Investment Company Act or to the extent permitted by order or otherwise by the Securities and Exchange Commission. Generally, each Series other than Short-Term Bond Series and Short-Term Municipal Bond Series, does not intend to invest more than 5% of its total assets in such securities. To the extent that a Series invests in securities of other registered investment companies, shareholders of the Series may be subject to duplicate management and advisory fees.

Borrowing

     Each Series may borrow (including through entering reverse repurchase agreements) up to 33 1/3 % of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. Each Series may pledge up to 33 1/3% of its total assets to secure such borrowings. A Series will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

Repurchase Agreements

     Each Series may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Series will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Series, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Fund's Custodian or a sub-custodian in a tri-party repurchase agreement, either physically or in a book-entry account.

     A Series will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Trustees. Each Series' investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Trustees. In the event of a default or bankruptcy by a seller, the Series will promptly seek to liquidate the collateral. To the extent that the proceeds limit any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Series will suffer a loss, if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Series' ability to sell the collateral, and the Series could suffer a loss.

     The Series participate in a joint trading account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission. The order allows the Series, along with other investment companies managed by PIFM, to jointly engage in repurchase agreement transactions and to invest in short-term money market instruments and other short-term securities. Pursuant to the order, on a daily basis, any uninvested cash balances of a Series may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. Each Series participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series' policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

     At the present time, we do not anticipate that Treasury Money Market Series will engage in repurchase agreement transactions.

Reverse Repurchase Agreements

     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Series with an agreement to repurchase the securities at a specified price, date and interest payment. Each Series intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Series has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Series may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Series' portfolio. The Fund's Custodian will maintain in a segregated account cash, or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.

When-Issued and Delayed Delivery Securities

     Each Series may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Series with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Series at the time of entering into the transaction. Each Series will limit such purchases to those which the date of delivery and payment falls within 90 days of the date of the commitment. A Series will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than a Series' purchase commitments. If a Series chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

                            INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective to a particular Series, such matters shall be deemed to have been effectively acted upon with respect to such Series if a majority of the outstanding voting securities of the particular Series votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of the other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund.

Short-Term Bond Series

     The following investment restrictions are fundamental policies of Short-Term Bond Series and may not be changed except as described above.


     Short-Term Bond Series may not:

     1. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Series' total assets to secure such borrowings. The Series will purchase portfolio securities if its borrowings exceed 5% of the Series' net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Series' total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that the Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8.   Make investments for the purpose of exercising control or management.

     9. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Series' total assets).

     10. Buy or sell commodities or commodity contracts, except that the Series may purchase and sell futures contracts and options thereon.

Short-Term Municipal Bond Series

     The following investment restrictions are fundamental policies of Short-Term Municipal Bond Series and may not be changed except as described above.

     Short-Term Municipal Bond Series may not:

     1. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Series' total assets to secure such borrowings. The Series will purchase portfolio securities if its borrowings exceed 5% of the Series' net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Series' total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that the Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8.   Make investments for the purpose of exercising control or management.

     9. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Series' total assets).

     10. Buy or sell commodities or commodity contracts, except that the Series may purchase and sell futures contracts and options thereon.


National Municipal Money Market Series

     The following investment restrictions are fundamental policies of National Municipal Money Market Series and may not be changed except as described above.

     National Municipal Money Market Series may not:

     1. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Series' total assets to secure such borrowings. The Series will purchase portfolio securities if its borrowings exceed 5% of the Series' net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.


     5. Buy or sell real estate or interests in real estate, except that the Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     7.   Make investments for the purpose of exercising control or management.

     8. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Series' total assets).

     9. Buy or sell commodities or commodity contracts, except that the Series may purchase and sell futures contracts and options thereon.


Taxable Money Market Series

     The following investment restrictions are fundamental policies of Taxable Money Market Series and may not be changed except as described above.

     Taxable Money Market Series may not:

     1. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Series' total assets to secure such borrowings. The Series will purchase portfolio securities if its borrowings exceed 5% of the Series' net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Buy or sell real estate or interests in real estate, except that the Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     7.   Make investments for the purpose of exercising control or management.

     8. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Series' total assets).

     9. Buy or sell commodities or commodity contracts, except that the Series may purchase and sell futures contracts and options thereon.


Government Money Market Series

     The following investment restrictions are fundamental policies of Government Money Market Series and may not be changed except as described above.

     Government Money Market Series may not:

     1. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Series' total assets to secure such borrowings. The Series will purchase portfolio securities if its borrowings exceed 5% of the Series' net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Buy or sell real estate or interests in real estate, except that the Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     7.   Make investments for the purpose of exercising control or management.

     8. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Series' total assets).

     9. Buy or sell commodities or commodity contracts, except that the Series may purchase and sell futures contracts and options thereon.


Treasury Money Market Series

     The following investment restrictions are fundamental policies of Treasury Money Market Series and may not be changed except as described above.

     Treasury Money Market Series may not:

     1. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Series' total assets to secure such borrowings. The Series will purchase portfolio securities if its borrowings exceed 5% of the Series' net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Buy or sell real estate or interests in real estate, except that the Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     7.   Make investments for the purpose of exercising control or management.

     8. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Series' total assets).

     9. Buy or sell commodities or commodity contracts, except that the Series may purchase and sell futures contracts and options thereon.


     Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Series' assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Series' asset coverage for borrowings falls below 300%, the Series will take action within three days to reduce its borrowing, as required by applicable law.

                             MANAGEMENT OF THE FUND

     (a) Trustees

         The Fund has Trustees who, in addition to overseeing the actions of each Series' Manager, Subadviser, and Distributor, decide upon matters of general policy.

         The Trustees also review the actions of the officers of the Fund, who conduct and supervise the daily business operations of the Fund.

     (b) Management Information-Trustees and Officers

                                                   Position
                                                     with                             Principal Occupations
Name, Address and Age(1)                          the Trust                           and Other Affiliations
------------------------                         ----------                           ----------------------
Delayne Dedrick Gold (61)                  Trustee                     Marketing and Management Consultant


*Robert F. Gunia (53)                     Vice President and Trustee   Executive Vice President and Chief Administrative
                                                                       Officer (since June 1999) of Prudential Investments;
                                                                       Corporate Vice President (since September 1997) of
                                                                       the Prudential Insurance Company of America
                                                                       (Prudential); Executive Vice President and Treasurer
                                                                       (since December 1996) of Prudential Investments Fund
                                                                       Management LLC (PIFM); President (since April 1999)
                                                                       of Prudential Investment Management Services LLC
                                                                       (PIMS); formerly Senior Vice President (March
                                                                       1987-May 1999) of Prudential Securities Incorporated
                                                                       (Prudential Securities); formerly Chief
                                                                       Administrative Officer (July 1990-September 1996),
                                                                       Director (January 1989-September 1996), and Executive
                                                                       Vice President, Treasurer and Chief Financial Officer
                                                                       (June 1987-September 1996) of Prudential Mutual Fund
                                                                       Management, Inc. (PMF).

Robert E. LaBlanc (65)                    Trustee                      President (since 1981) of Robert E. LaBlanc
                                                                       Associates, Inc. (telecommunications); formerly,
                                                                       General Partner at Salomon Brothers and Vice-Chairman
                                                                       of Continental Telecom; Director of Storage
                                                                       Technology Corporation, Titan Corporation, Salient 3
                                                                       Communications, Inc. and Tribune Company; Trustee of
                                                                       Manhattan College.

*David R Odenath, Jr. (42)                Trustee                      Officer in Charge, President, Chief Executive Officer and
                                                                       Chief Operating Officer (since June 1999) of PIFM; Senior
                                                                       Vice President (since June 1999) of Prudential;
                                                                       Senior Vice President (August 1993-May 1999) of PaineWebber
                                                                       Group, Inc.


Robin B. Smith (60)                       Trustee                      Chairman and Chief Executive Officer (since August
                                                                       1996) of Publishers Clearing House; formerly,
                                                                       President and Chief Executive Officer (January
                                                                       1988-August 1996) and President and Chief Operating
                                                                       Officer (September 1981-December 1988) of Publishers
                                                                       Clearing House; Director of BellSouth Corporation,
                                                                       Texaco Inc., Springs Industries Inc., and Kmart
                                                                       Corporation.

Stephen Stoneburn (56)                    Trustee                      President and Chief Executive Officer (since June
                                                                       1996) of Quadrant Media Corp. (publishing company);
                                                                       formerly, President (June 1995 - June 1996) of Argus
                                                                       Integrated Media, Inc.; Senior Vice President and
                                                                       Managing Director (January 1993 - 1995) of Cowles
                                                                       Business Media; Senior Vice President (January 1991 -
                                                                       1992) and Publishing Vice President (May
                                                                       1989-December 1990) of Gralla Publications (a
                                                                       division of United Newspapers, U.K.); and Senior Vice
                                                                       President of Fairchild Publications, Inc.

John R. Strangfeld, Jr. (46)              President and Trustee        Chief Executive Officer, Chairman, President and
                                                                       Director (Since January 1990) of The Prudential
                                                                       Investment Corporation, Executive Vice President
                                                                       (since February 1998) of Prudential Global Asset
                                                                       Management Group of Prudential; Chairman (since
                                                                       August 1989) of Pricoa Capital Group; formerly
                                                                       various positions to Chief Executive Officer
                                                                       (November 1994-December 1998) of Private Asset
                                                                       Management Group of Prudential and Senior Vice
                                                                       President (January 1986-August 1989) of Prudential
                                                                       Capital Group, a unit of Prudential.

Nancy H. Teeters (70)                     Trustee                      Economist; formerly Director of Inland Steel Industries (July
                                                                       1989-1999); formerly, Vice President and Chief Economist
                                                                       (July 1984-July 1990) of International Business Machines
                                                                       Corporation; formerly, Governor of the Federal Reserve System
                                                                       (1978-1984).

Clay T. Whitehaead (61)                   Trustee                      President (since May 1983) of National Exchange Inc.
                                                                       (new business development firm).

Robert C. Rosselot (40)                   Secretary                    Assistant General Counsel (since September 1997) of
                                                                       PIFM; formerly, partner with the law firm of Howard &
                                                                       Howard, Bloomfield Hills, Michigan
                                                                       (December 1995- September 1997) and Corporate Counsel
                                                                       (September 1990 - December 1995) of Federated
                                                                       Investors.

Grace C. Torres (41)                      Treasurer and Principal      First Vice President (since December 1996) of PIFM;
                                          Financial and Accounting     First Vice President (since March 1994) of Prudential
                                          Officer                      Securities; formerly First Vice President (March 1994
                                                                       - September 1996), Prudential Mutual Fund Management,
                                                                       Inc. and Vice President (July 1989 - March 1994) of
                                                                       Bankers Trust Corporation.

______

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

 * "Interested" Trustee of the Fund, as defined in the Investment Company Act of 1940 (the Investment Company Act).

     Trustees and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by PIMS.

     The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

     Pursuant to the terms of the Management Agreements with the Fund, the Manager pays all compensation of officers of the Fund as well as the fees and expenses of all Trustees of the Fund who are affiliated persons of the Manager.

     The Fund pays each of its Trustees who is not an affiliated person of PIFM or Prudential Investments (PI) annual compensation of $3,000, in addition to certain out-of-pocket expenses. Trustees who serve on Fund committees may receive additional compensation. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds upon whose boards the Trustee may be asked to serve.

     Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of the Fund (the Fund Rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Trustee. A Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.

     The following table sets forth the aggregate compensation paid by the Fund to the Trustees who are not affiliated with the Manager for the fiscal year ended December 31, 2000 and the aggregate compensation paid to such Trustees for service on the Fund's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1999.



                               Compensation Table



                                                              Approximate
                                                              Compensation
                                                               From Trust
                                           Aggregate       and Prudential Fund
                                          Compensation         Complex Paid
       Name and Position                   From Trust        to Trustees(2)
       -----------------                   ------------   ----------------------
Delayne D. Gold - Trustee                      0              $144,500(43/70)
Robert F. Gunia(1) - Trustee                   -                     -
Robert E. LaBlanc - Trustee                    0              $ 61,250(20/39)*
David R. Odenath, Jr. (1) - Trustee            -
Robin B. Smith - Trustee                       0              $ 96,000(32/44)*
Stephen Stoneburn - Trustee                    0              $ 61,250(20/39)*
John R. Strangfeld, Jr. (1) - Trustee          -
Nancy H. Teeters - Trustee                     0              $ 97,000(25/43)*
Clay T. Whitehead - Trustee                    0              $ 77,000(38/66)*

_____
 * Indicates number of funds/portfolios in Prudential Fund Complex (including the Fund) to which aggregate compensation relates.
(1) Trustees who are "interested", do not receive compensation from the Fund or any fund in the Fund Complex.

(2) Total compensation from all the funds in the Prudential Fund Complex for the calendar year ended December 31, 1999, including amounts deferred at the election of Trustees under the funds' deferred compensation plans. Including accrued interest, total deferred compensation amounted to $156,478 for Trustee Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund Rate.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of September 18, 2000, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of each of the Series and of the Fund as a whole.

                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) Investment Adviser

     The manager of the Fund is Prudential Investments Fund Management LLC, (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed" in each Prospectus. As of June 30, 2000, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $76 billion. According to the Investment Company Institute, as of September 30, 1999, the Prudential Mutual Funds were the 20th largest family of mutual funds in the United States.

     PIFM is a subsidiary of Prudential Securities Incorporated. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement for the Series (the Management Agreement) which became effective on May 25, 1999, PIFM, subject to the supervision of the Fund's Board of Trustees and in conformity with the stated policies of the Series, manages both the investment operations of each Series and the composition of each Series' portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM also administers the Fund's business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian, and PMFS, the Fund's transfer and shareholder servicing agent. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreements and PIFM is free to, and does, render management services to others.

     For its services, PIFM will be reimbursed for its direct costs, exclusive of any profit or overhead.

     In connection with its management of the business affairs of the Fund pursuant to the Management Agreements, PIFM bears the following expenses:

     (a) the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Trustees who are not affiliated persons of PIFM or the Fund's investment adviser;

     (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

     (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI or the Subadviser), pursuant to subadvisory agreements on behalf of the Series between PIFM and PI (the Subadvisory Agreements).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses, including (a) the fees or reimbursements payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager or the Fund's investment adviser, (c) the fees and certain expenses of the Fund's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Series' shares, (d) the charges and expenses of the Fund's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and trust fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member,
(h) the cost of share certificates, if any, representing, and/or non-negotiable share deposit receipts evidencing, shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

     Each Management Agreement also provides that PIFM will not be liable for any error of judgment or any loss suffered by the Fund in connection with the matters to which the Management Agreement relates except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     PIFM has entered into Subadvisory Agreements with PIC, doing business as PI (the Subadviser), a wholly-owned subsidiary of Prudential, on behalf of each of Series. The Subadvisory Agreements provide that PI furnish investment advisory services in connection with the investment management of the Series. In connection therewith, PI is obligated to keep certain books and records of the Funds. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI is reimbursed by PIFM for its direct costs, excluding profit and overhead, incurred by PI in furnishing services to PIFM.

     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Series' portfolios. The credit unit, with a staff including 7 credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Series may invest.

     The Subadvisory Agreements provide that each will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreements may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from their execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     The Management Agreement between the Fund and PIFM and the Subadvisory Agreements between PIFM and PIC were last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the contracts or interested persons of any such parties, as defined in the Investment Company Act, on May 25, 1999

(b) Principal Underwriter and Distributor

     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

(c) Other Service Providers

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Series portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

     Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Shareholder Servicing Agent of the Fund. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with the transfer agency services rendered by PMFS to the Fund, PMFS will be reimbursed for its direct costs, excluding profit and overhead.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent public accountants.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with Securities and Exchange Commission filings.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company
Act), except in accordance with rules of the SEC. The Fund will not deal with the Distributor or its affiliates on a principal basis.

     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Fund's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

     Subject to the above considerations, Prudential Securities, as an affiliate of the Fund, may act as a securities broker (or futures commission merchant) for the Fund. In order for Prudential Securities to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


                          SECURITIES AND ORGANIZATION

     The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of Short-Term Bond Series, Short-Term Municipal Bond Series, National Municipal Money Market Series, Taxable Money Market Series, Government Money Market Series, and Treasury Money Market Series. Each share of a Series represents an equal proportionate interest in that Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series. Upon termination of a Series, whether pursuant to liquidation of the Series or otherwise, shareholders of that Series are entitled to share pro rata in the net assets of the Series then available for distribution to such shareholders. Shareholders have no preemptive rights.

     A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing the Fund is on file with the Secretary of State of the State of Delaware. The Declaration of Trust provides for the perpetual existence of the Fund. The Fund or a Series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected Series or by the Trustees upon written notice to the shareholders. Upon termination of the Fund or of a Series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund or of the Series as may be determined by the Trustees, the Series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the Series involved, ratably according to the number of shares of such Series held by the several shareholders of the Series on the date of termination.

     The assets received by the Fund for the issue or sale of shares of a Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of a Series are segregated and are charged with the expenses, including the organizational expenses, in respect of that Series and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of the Series, if more than one Series has shares outstanding, certain expenses may be legally chargeable against the assets of all Series.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the Trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's Custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectuses and in this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.

                     PURCHASE AND REDEMPTION OF FUND SHARES

Purchase of Shares

     Shares of the Series are offered only by investment companies managed by PIFM and certain investment advisory clients of PIC that have received an Order from the SEC that permits their joint investment in Series of the Fund. The Fund and its Series are managed in compliance with the terms and conditions of the Order.

Sale of Shares

     If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Series to make payment wholly or partly in cash, the Series may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Series, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which each Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Series during any 90-day period for any one shareholder.


                                NET ASSET VALUE

     Each Series' net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

     Each Series, except the Short-Term Bond Series and Short-Term Municipal Bond Series, uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the a Series that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, a money market Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a money market Series' portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a money market Series' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

     Each Series computes its net asset value at 4:30 PM New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. In the event the New York Stock Exchange closes early on any business day, the net asset value of a Fund's shares shall be determined at a time between such closing and 4:30 PM New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     The Series have elected to qualify, and each Series intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Gains or losses on sales of securities by a Series will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Series do not anticipate realizing long-term capital gains. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Series may be subject to original issue discount and market discount rules.

     Each Series is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Series is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Series will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Series pays income tax is treated as distributed. The Series intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

     It is anticipated that the net asset value per share of each Series, except the Short Term Bond Series and Short Term Municipal Bond Series, will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares.

     Dividends and distributions may also be subject to state and local taxes.

     The Fund under which the Series are created is organized as a Delaware business trust. Under current law, so long as the Funds qualify for federal income tax treatment as described above, it is believed that neither the Fund nor the Series should be liable for any income or franchise tax in the State of Delaware.

                              CALCULATION OF YIELD

     Each money market Series will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Series' portfolio, and its operating expenses. Each Series also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return+1)/365/7/]-1

     Comparative performance information may be used from time to time in advertising or marketing the Series' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

     Each money market Series' yield fluctuates, and an annualized yield quotation is not a representation by the Series' as to what an investment in the Series will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Series is held, but also on changes in the Series' expenses. Yield does not take into account any federal or state income taxes.

     Short-Term Bond Series and Short-Term Municipal Bond Series may from time to time advertise its average annual total return. Average annual total return is computed according to the following formula:

                                P(1+T)/n/ =ERV

     Where:  P = a hypothetical initial payment of $1,000.
             T = average annual total return.
             N = number of years.
             ERV = ending redeemable value at the end of the 1, 5, or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods.

     Average annual total return does not take into account any federal or state income taxes that may be payable upon redemption.

     Short-Term Bond Series and Short-Term Municipal Bond Series may from time to time advertise its aggregate total return. Aggregate total return represents the cumulative change in value of an investment in the Series and is computed according to the following formula:

                                    ERV - P
                                    -------
                                       P

     Where:  P = a hypothetical initial payment of $1,000.
             ERV = ending redeemable value at the end of the 1, 5, or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods.

     Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption.

                   APPENDIX I - DESCRIPTION OF RATINGS

Bond Ratings

     Moody's Investors Service - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Mood's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Duff and Phelps Credit Rating Co. - The following summarizes the ratings used by Duff & Phelps for long-term debt:

          "AAA": Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA+", "AA" or "AA-": High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A+", "A" or "A-": Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Commercial Paper Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation A-1 indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated A-1 which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have adequate capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     The following summarizes the ratings used by Duff & Phelps for short-term debt, which apply to all obligations with maturities of under one year, including commercial paper.

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D-3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     [

                  APPENDIX II- GENERAL INVESTMENT INFORMATION

     The following terms are used in mutual fund investing.

Asset Allocation

     Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

Diversification

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

Duration

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest payments. Duration is expressed as a measure of time in years the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

Market Timing

     Market timing buying securities when prices are low and selling them when prices are relatively higher may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

Power of Compounding

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

Standard Deviation

     Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                                    PART C

                               OTHER INFORMATION

Item 23. Exhibits.

    (a) (1) Agreement and Declaration of Trust. Incorporated by reference to Exhibit No. (a)(1) to the original Registration Statement on Form N-1A filed via EDGAR on June 27, 2000 (File No. 811-09999).

        (2) Certificate of Trust. Incorporated by reference to Exhibit No.
        (a)(2) to the original Registration Statement on Form N-1A filed via EDGAR on June 27, 2000 (File No. 811-09999).

    (b) By-laws. Incorporated by reference to Exhibit No. (b) to the original Registration Statement on Form N-1A filed via EDGAR on June 27, 2000 (File No. 811-09999).

    (c) Instruments Defining Rights of Shareholders.*

    (d) (1) Management Agreement between the Registrant and Prudential Investments Fund Management LLC.*

        (2) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation with respect to Short-Term Bond Series.*

        (3) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation with respect to National Municipal Money Market Series.*

        (4) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation with respect to Short-Term Municipal Bond Series.*

        (5) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation with respect to Taxable Money Market Series.*

        (6) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation with respect to Government Money Market Series.*

        (7) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation with respect to Treasury Money Market Series.*

    (e) Distribution Agreement with Prudential Investment Management Services LLC.*

    (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company.*

        (2) Amendment to Custodian Contract.*

    (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC.*

    (i) Not Applicable.

    (j) Not Applicable.

    (k) Not Applicable.

    (l) Not Applicable.

    (m) Not Applicable.

    (n) Not Applicable.

    (o) Not Applicable.

    (p) (1) Code of Ethics of Registrant.*

        (2) Code of Ethics of Prudential Investment Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC.*
---------
    *  Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

  None.

Item 25. Indemnification.

  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit a(1) to the Registration Statement) states that (1) the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against the

Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively "disabling conduct"). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition,
Article XI of Registrant's By-Laws (Exhibit b to the Registration Statement) provides that any trustee, officer, employee or other agent of Registrant shall be indemnified by the Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit e to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

  The Registrant will purchase an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

  Section 8 of the Management Agreement (Exhibit d(1) to the Registration Statement), Section 4 of the Sub-Management Agreement (Exhibit d(2) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits d(3) and d(4) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM), The Prudential Investment Corporation
(PIC), Jennison Associates LLC and Alliance Capital Management, L.P., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

  The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

  Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

  Under its Agreement and Declaration of Trust, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h), advances will be limited in the following respect:

  (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

  (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

  (3) Such promise must be secured by a surety bond or other suitable insurance; and

  (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and Other Connections of Investment Adviser.

  (a) Prudential Investments Fund Management LLC

  See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102-4077.

 Name and Address        Position with PIFM                       Principal Occupations
 ----------------        ------------------                       ---------------------
 David R. Odenath, Jr.    Officer in Charge,      Officer in Charge, President, Chief Executive Officer
                          President, Chief         and Chief Operating Officer, PIFM; Senior Vice
                          Executive Officer        President, The Prudential Insurance Company of
                          and Chief Operating      America (Prudential)
                          Officer
 Robert F. Gunia          Executive Vice          Executive Vice President and Chief Administrative
                          President and Chief      Officer, PIFM; Vice President, Prudential; President,
                          Administrative           Prudential Investment Management Services LLC (PIMS)
                          Officer
 William V. Healey        Executive Vice          Executive Vice President, Chief Legal Officer and
                          President, Chief         Secretary, PIFM; Vice President and Associate General
                          Legal Officer and        Counsel, Prudential; Senior Vice President, Chief
                          Secretary                Legal Officer and Secretary, PIMS
 Stephen Pelletier        Executive Vice          Executive Vice President, PIFM
                          President
 Judy A. Rice             Executive Vice          Executive Vice President, PIFM
                          President
 Lynn M. Waldvogel        Executive Vice          Executive Vice President, PIFM
                          President

  (b) The Prudential Investment Corporation (PIC)

  See "How the Fund is Managed--Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and
Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

 Name and Address        Position with PIC                        Principal Occupations
 ----------------        -----------------                        ---------------------
 John R. Strangfeld, Jr. Chairman of the Board,   President of Prudential Global Asset Management Group
                         President, Chief          of Prudential; Senior Vice President, Prudential;
                         Executive Officer and     Chairman of the Board, President, Chief Executive
                         Director                  Officer and Director, PIC
 Bernard Winograd        Senior Vice President    Chief Executive Officer, Prudential Real Estate
                         and                       Investors; Senior Vice President and Director, PIC
                         Director

Item 27. Principal Underwriters.

  (a) Prudential Investment Management Services LLC (PIMS)

  PIMS is distributor for Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential 20/20 Focus Fund, Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential World Fund, Inc., Strategic Partners Series, Target Funds, The Prudential Investment Portfolios, Inc. and The Target Portfolio Trust.

  PIMS is also distributor of the following unit investment trusts: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account -2, The Prudential Variable Contract Account -10, The Prudential Variable Contract Account
- 11, The Prudential Variable Contract Account -24, The Prudential Variable Contract Account GI -2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

  (b) Information concerning the directors and officers of PIMS is set forth below.

                     Positions and                                Positions and
                     Offices with                                 Offices with
Name(1)              Underwriter                                  Registrant
-------              -------------                                -------------
Margaret Deverell..  Vice President and Chief Financial Officer       None
Robert F. Gunia....  President                                        None
Kevin Frawley......  Senior Vice President and Compliance Officer     None
 213 Washington
 Street
 Newark, NJ 07102
William V. Healey..  Senior Vice President, Secretary and             Assistant
                      Chief Legal Officer                             Secretary
John R. Strangfeld,  Advisory Board Member                            None
 Jr................

---------
(/1/)The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise indicated.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171; The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102; the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077; and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) and
Rules 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

  Other than as set forth under the captions "How the Fund is Managed--Manager," "How the Fund is Managed--Investment Adviser" and "How the Fund is Managed-- Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 19th day of September, 2000.

                                       PRUDENTIAL EUROPE GROWTH FUND, INC.

                                       By /s/ John R. Strangfeld, Jr.
                                       ---------------------------------
                                       John R. Strangfeld, Jr., President

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                       Title                              Date
            ---------                       -----                              ----
/s/ Delayne D. Gold                         Trustee                     September 19, 2000
--------------------------------------
    Delayne D. Gold

/s/ Robert F. Gunia                         Trustee                     September 19, 2000
--------------------------------------
    Robert F. Gunia

/s/ Robert E. LaBlanc                       Trustee                     September 19, 2000
--------------------------------------
    Robert E. LaBlanc

/s/ David R Odenath, Jr.                    Trustee                     September 19, 2000
--------------------------------------
    David R. Odenath, Jr.

/s/ Robin B. Smith                          Trustee                     September 19, 2000
--------------------------------------
    Robin B. Smith

/s/ Stephen Stoneburn                       Trustee                     September 19, 2000
--------------------------------------
    Stephen Stoneburn

/s/ John R. Strangfeld, Jr.                 President                   September 19, 2000
--------------------------------------      and Trustee
    John R. Strangfeld, Jr.

/s/ Nancy H. Teeters                        Trustee                     September 19, 2000
--------------------------------------
    Nancy H. Teeters

/s/ Clay T. Whitehead                       Trustee                     September 19, 2000
--------------------------------------
    Clay T. Whitehead

/s/ Grace C. Torres                         Treasurer and Principal     September 19, 2000
--------------------------------------      Financial and Accounting
    Grace C. Torres                         Officer

                        PRUDENTIAL CORE INVESTMENT FUND

                                 EXHIBIT INDEX


 Exhibit Number                   Description
 --------------                   -----------
 (a)  (1) Agreement and Declaration of Trust. Incorporated by reference to
      Exhibit No. (a)(1) to the original Registration Statement on Form N-1A filed via EDGAR on June 27, 2000 (File No. 811-09999).

      (2) Certificate of Trust. Incorporated by reference to Exhibit No.
      (a)(2) to the original Registration Statement on Form N-1A filed via
      EDGAR on June 27, 2000 (File No. 811-09999).

 (b)  By-laws. Incorporated by reference to Exhibit No. (b) to the original
      Registration Statement on Form N-1A filed via EDGAR on June 27, 2000
      (File No. 811-09999).

 (c)  Instruments Defining Rights of Shareholders.*

 (d)  (1) Management Agreement between the Registrant and Prudential
      Investments Fund Management LLC.*

      (2) Subadvisory Agreement between Prudential Investments Fund Management
      LLC and The Prudential Investment Corporation with respect to Short-Term
      Bond Series.*

      (3) Subadvisory Agreement between Prudential Investments Fund Management
      LLC and The Prudential Investment Corporation with respect to National
      Municipal Money Market Series.*

      (4) Subadvisory Agreement between Prudential Investments Fund Management
      LLC and The Prudential Investment Corporation with respect to Short-Term
      Municipal Bond Series.*

      (5) Subadvisory Agreement between Prudential Investments Fund Management
      LLC and The Prudential Investment Corporation with respect to Taxable
      Money Market Series.*

      (6) Subadvisory Agreement between Prudential Investments Fund Management
      LLC and The Prudential Investment Corporation with respect to Government
      Money Market Series.*

      (7) Subadvisory Agreement between Prudential Investments Fund Management
      LLC and The Prudential Investment Corporation with respect to Treasury
      Money Market Series.*

 (e)  Distribution Agreement with Prudential Investment Management
      Services LLC.*

 (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company.*

      (2) Amendment to Custodian Contract.*

 (h)  Transfer Agency and Service Agreement between the Registrant and
      Prudential Mutual Fund Services LLC.*

 (i)  Not Applicable.

 (j)  Not Applicable.

 (k)  Not Applicable.

 (l)  Not Applicable.

 (m)  Not Applicable.

 (n)  Not Applicable.

 (o)  Not Applicable.

 (p)  (1) Code of Ethics of Registrant.*

      (2) Code of Ethics of Prudential Investment Corporation, Prudential
      Investments Fund Management LLC and Prudential Investment
      Management Services LLC.*

----------

 *  Filed herewith.